Restatement of Consolidated Financial Statements (Narrative) (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	May 13, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Proceeds from exercise of common stock warrants		$ 109,521	$ 382
Subsequent Event
Subsequent Event [Line Items]
Warrants exercised (in shares)	9,518,203
Proceeds from exercise of common stock warrants	$ 109,500